Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	$ 6,865	$ 4,666
Current liabilities - compensation and benefits	(3,406)	(3,310)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(17,142)	(17,002)
Pension Plans | U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	3,313	2,069
Current liabilities - compensation and benefits	(120)	(120)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,641)	(1,548)
Funded Status-net	1,551	401
Pension Plans | Non-U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	3,550	2,597
Current liabilities - compensation and benefits	(313)	(302)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(11,242)	(11,306)
Funded Status-net	(8,005)	(9,012)
Nonpension Postretirement Plans | U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(346)	(340)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(3,507)	(3,542)
Funded Status-net	(3,854)	(3,882)
Nonpension Postretirement Plans | Non-U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	2	0
Current liabilities - compensation and benefits	(33)	(36)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(752)	(605)
Funded Status-net	$ (783)	$ (640)